Pay vs Performance Disclosure	6 Months Ended	12 Months Ended
	Jun. 30, 2024 HKD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Jun. 30, 2025 HKD ($)
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ 3,649,121	$ 1,870,740	$ 14,591,784	$ (7,933,627)